UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22507

Volt ETF Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: July 31

Date of reporting period: October 27, 2021 (commencement of operations) - June 30, 2022

Volt Crypto Industry Revolution and Tech ETF Proxy Vote Records
HIVE Blockchain Technologies, Ltd.
Security		43366H100		Meeting Type	Annual
Ticker Symbol		HIVE		Meeting Date	21-Dec-21
Record Date		9-Nov-21
Item	Proposal		Type	Vote	Management Recommendation
Due to a voting configuration issue with the vendor, vote was not cast.

Power & Digital Infrastructure Acquisition Corp.
Security		739190106, 739190205		Meeting Type	Special
Ticker Symbol		XPDB		Meeting Date	19-Jan-22
Record Date		7-Dec-21
Item	Proposal		Type	Vote	Management Recommendation
Due to a voting configuration issue with the vendor, vote was not cast.

Apple Inc.
Security		037833100		Meeting Type	Annual
Ticker Symbol		AAPL		Meeting Date	4-Mar-22
Record Date		3-Jan-22
Item	Proposal		Type	Vote	Management Recommendation
Due to a voting configuration issue with the vendor, vote was not cast.

CleanSpark, Inc.
Security		18452B209		Meeting Type	Annual
Ticker Symbol		CLSK		Meeting Date	15-Mar-22
Record Date		20-Jan-22
Item	Proposal		Type	Vote	Management Recommendation
Due to a voting configuration issue with the vendor, vote was not cast.

Cipher Mining Inc.
Security		17253J106		Meeting Type	Annual
Ticker Symbol		CIFR		Meeting Date	5-May-22
Record Date		14-Mar-22
Item	Proposal		Type	Vote	Management Recommendation
1.	Election of Directors		Management	For	For
1.01	Robert Dykes		Management	For	For
1.02	Caitlin Long		Management	For	For
2.	Ratification of the appointment of Marcum LLP as our independent registered public accounting firm for 2022.		Management	For	For
The transaction of such other business as may properly come before the meeting.

Globant S.A.
Security		L44385109		Meeting Type	Annual
Ticker Symbol		GLOB		Meeting Date	22-Apr-22
Record Date		15-Mar-22
Item	Proposal		Type	Vote	Management Recommendation
Resolutions of the Annual General Meeting:
1.
Presentation of the reports of the independent auditor and of the reports of the Board of Directors of the Company on the consolidated accounts for the financial year ended on December 31, 2021 and on the annual accounts of the Company for the financial year ended on December 31, 2021.

2.	Approval of the consolidated accounts of the Company prepared under EU IFRS and IFRS as of and for the financial year ended December 31, 2021.		Management	For	For
3.	Approval of the Company?s annual accounts under LUX GAAP as of and for the financial year ended December 31, 2021.		Management	For	For
4.	Allocation of results for the financial year ended December 31, 2021.		Management	For	For
5.	Vote on discharge (quitus) of the members of the Board of Directors for the proper exercise of their mandate during the financial year ended December 31, 2021.		Management	For	For
6.	Approval of the cash and share based compensation payable to the non-executive members of the Board of Directors for the financial year ending on December 31, 2022.		Management	For	For
7.
Appointment of PricewaterhouseCoopers, Société coopérative as independent auditor for the annual accounts and the EU IFRS consolidated accounts of the Company for the financial year ending on December 31, 2022.
			Management	For	For
8.	Appointment of Price Waterhouse & Co. S.R.L. as independent auditor for the IFRS consolidated accounts of the Company for the financial year ending on December 31, 2022.		Management	For	For
9.	Re-appointment of Mr. Francisco Álvarez-Demalde as member of the Board of Directors for a term ending on the date of the Annual General Meeting of Shareholders of the Company to be held in 2025.		Management	For	For
10.	Re-appointment of Ms. Maria Pinelli as member of the Board of Directors for a term ending on the date of the Annual General Meeting of Shareholders of the Company to be held in 2025.		Management	For	For
11.	Appointment of Ms. Andrea Mayumi Petroni Merhy as member of the Board of Directors for a term ending on the date of the Annual General Meeting of Shareholders of the Company to be held in 2025.		Management	For	For
Resolution for the Extraordinary General Meeting:
1.	The approval of the increase in the authorized capital of the Company and subsequent amendments to the Articles of Incorporation.		Management	For	For

Intel Corporation
Security			458140100		Meeting Type	Annual
Ticker Symbol			INTC		Meeting Date	12-May-22
Record Date			18-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Patrick P. Gelsinger		Management	For	For
	1.02	James J. Goetz		Management	For	For
	1.03	Andrea J. Goldsmith		Management	For	For
	1.04	Alyssa H. Henry		Management	For	For
	1.05	Omar Ishrak		Management	For	For
	1.06	Risa Lavizzo-Mourey		Management	For	For
	1.07	Tsu-Jae King Liu		Management	For	For
	1.08	Gregory D. Smith		Management	For	For
	1.09	Dion J. Weisler		Management	For	For
	1.10	Frank D. Yeary		Management	For	For
2.	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2022.			Management	For	For
3.	Advisory vote to approve executive compensation of our listed officers.			Management	For	For
4.	Approval of amendment and restatement of the 2006 Equity Incentive Plan.			Management	For	For
5.	Stockholder proposal requesting amendment to the company's stockholder special meeting right, if properly presented at the meeting.			Shareholder	Against	Against
6.	Stockholder proposal requesting a third-party audit and report on whether written policies or unwritten norms at the company reinforce racism in company culture, if properly presented at the meeting.			Shareholder	Against	Against
The transaction of such other business as may properly come before the meeting.

Advanced Micro Devices, Inc.
Security			007903107		Meeting Type	Annual
Ticker Symbol			AMD		Meeting Date	18-May-22
Record Date			22-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	John E. Caldwell		Management	For	For
	1.02	Nora M. Denzel		Management	For	For
	1.03	Mark Durcan		Management	For	For
	1.04	Michael P. Gregoire		Management	For	For
	1.05	Joseph A. Householder		Management	For	For
	1.06	John W. Marren		Management	For	For
	1.07	Jon A. Olson		Management	For	For
	1.08	Lisa T. Su		Management	For	For
	1.09	Abhi Y. Talwalkar		Management	For	For
	1.10	Elizabeth W. Vanderslice		Management	For	For
2.	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current fiscal year.			Management	For	For
3.	Advisory vote to approve the executive compensation of our named executive officers.			Management	For	For
4.	The transaction of such other business as may properly come before the meeting.

Core Scientific, Inc.
Security			21873J108		Meeting Type	Annual
Ticker Symbol			CORZ		Meeting Date	11-May-22
Record Date			28-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Michael Levitt		Management	For	For
	1.02	Darin Feinstein		Management	For	For
	1.03	Jarvis Hollingsworth		Management	For	For
	1.04	Matt Minnis		Management	For	For
	1.05	Stacie Olivares		Management	For	For
	1.06	Kneeland Youngblood		Management	For	For
2.
To ratify the selection by the Audit Committee of the Board of Directors of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2022.
				Management	For	For
The transaction of such other business as may properly come before the meeting.

MicroStrategy Incorporated
Security			594972408		Meeting Type	Annual
Ticker Symbol			MSTR		Meeting Date	25-May-22
Record Date			28-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1.	To elect the following five (5) directors for the next year.			Management	For	For
	1.01	Michael J. Saylor		Management	For	For
	1.02	Stephen X. Graham		Management	For	For
	1.03	Jarrod M. Patten		Management	For	For
	1.04	Leslie J. Rechan		Management	For	For
	1.05	Carl J. Rickertsen		Management	For	For
2.	Ratify the selection of KPMG LLP as MicroStrategy Incorporated's independent registered public accounting firm for the fiscal year ending December 31, 2022.			Management	For	For

Twitter, Inc.
Security			90184L102		Meeting Type
Ticker Symbol			TWTR		Meeting Date	25-May-22
Record Date			30-Mar-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	Against	For
	1.01	Egon Durban		Management	Against	For
	1.02	Patrick Pichette		Management	Against	For
2.	The approval, on an advisory basis, of the compensation of our named executive officers.			Management	Against	For
3.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.			Management	For	For
4.	The approval of an amendment to our amended and restated certificate of incorporation to declassify our board of directors.			Management	Against	For
5.	A stockholder proposal regarding a report on risks of the use of concealment clauses, if properly presented at the Annual Meeting.			Shareholder	For	Against
6.	A stockholder proposal regarding a director candidate with human and/or civil rights expertise, if properly presented at the Annual Meeting.			Shareholder	Against	Against
7.	A stockholder proposal regarding an audit analyzing the Company's impacts on civil rights and non-discrimination, if properly presented at the Annual Meeting.			Shareholder	Against	Against
8.	A stockholder proposal regarding an electoral spending report, if properly presented at the Annual Meeting.			Shareholder	Against	Against
9.	A stockholder proposal regarding a report on lobbying activities and expenditures, if properly presented at the Annual Meeting.			Shareholder	For	Against
The transaction of such other business as may properly come before the meeting.

Meta Platforms, Inc.
Security			30303M102		Meeting Type	Annual
Ticker Symbol			META		Meeting Date	25-May-22
Record Date			1-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Peggy Alford		Management	For	For
	1.02	Marc L. Andreessen		Management	For	For
	1.03	Andrew W. Houston		Management	For	For
	1.04	Nancy Killefer		Management	For	For
	1.05	Robert M. Kimmitt		Management	For	For
	1.06	Sheryl K. Sandberg		Management	For	For
	1.07	Tracey T. Travis		Management	For	For
	1.08	Tony Xu		Management	For	For
	1.09	Mark Zuckerberg		Management	For	For
2.	To ratify the appointment of Ernst & Young LLP as Meta Platforms, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2022.			Management	For	For
3.	To approve, on a non-binding advisory basis, the compensation program for Meta Platforms, Inc.'s named executive officers as disclosed in Meta Platforms, Inc.'s proxy statement.			Management	For	For
4.	A shareholder proposal regarding dual class capital structure.			Shareholder	For	Against
5.	A shareholder proposal regarding an independent chair.			Shareholder	Against	Against
6.	A shareholder proposal regarding concealment clauses.			Shareholder	Against	Against
7.	A shareholder proposal regarding report on external costs of misinformation.			Shareholder	Against	Against
8.	A shareholder proposal regarding report on community standards enforcement.			Shareholder	Against	Against
9.	A shareholder proposal regarding report and advisory vote on the metaverse.			Shareholder	Against	Against
10.	A shareholder proposal regarding human rights impact assessment.			Shareholder	Against	Against
11.	A shareholder proposal regarding child sexual exploitation online.			Shareholder	Against	Against
12.	A shareholder proposal regarding civil rights and non-discrimination audit.			Shareholder	Against	Against
13.	A shareholder proposal regarding report on lobbying.			Shareholder	Against	Against
14.	A shareholder proposal regarding assessment of audit & risk oversight committee.			Shareholder	Against	Against
15.	A shareholder proposal regarding report on charitable donations.			Shareholder	Against	Against

NVIDIA Corporation
Security			67066G104		Meeting Type	Annual
Ticker Symbol			NVDA		Meeting Date	2-Jun-22
Record Date			4-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Robert K. Burgess		Management	For	For
	1.02	Tench Coxe		Management	For	For
	1.03	John O. Dabiri		Management	For	For
	1.04	Persis S. Drell		Management	For	For
	1.05	Jen-Hsun Huang		Management	For	For
	1.06	Dawn Hudson		Management	For	For
	1.07	Harvey C. Jones		Management	For	For
	1.08	Michael G. McCaffery		Management	For	For
	1.09	Stephen C. Neal		Management	For	For
	1.10	Mark L. Perry		Management	For	For
	1.11	A. Brooke Seawell		Management	For	For
	1.12	Aarti Shah		Management	For	For
	1.13	Mark A. Stevens		Management	For	For
2.	Advisory approval of our executive compensation.			Management	For	For
3.	Ratification of the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2023.			Management	For	For
4.	Approval of an amendment to our charter to increase the number of authorized shares of common stock from 4 billion to 8 billion shares.			Management	For	For
5.	Approval of an amendment and restatement of our Amended and Restated 2007 Equity Incentive Plan.			Management	For	For
The transaction of such other business as may properly come before the meeting.

PayPal Holdings, Inc.
Security			70450Y103		Meeting Type	Annual
Ticker Symbol			PYPL		Meeting Date	2-Jun-22
Record Date			5-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of the 12 Director Nominees Identified in the Proxy Statement.			Management	For	For
	1.01	Rodney C. Adkins		Management	For	For
	1.02	Jonathan Christodoro		Management	For	For
	1.03	John J. Donahoe		Management	For	For
	1.04	David W. Dorman		Management	For	For
	1.05	Belinda J. Johnson		Management	For	For
	1.06	Enrique Lores		Management	For	For
	1.07	Gail J. McGovern		Management	For	For
	1.08	Deborah M. Messemer		Management	For	For
	1.09	David M. Moffett		Management	For	For
	1.10	Ann M. Sarnoff		Management	For	For
	1.11	Daniel H. Schulman		Management	For	For
	1.12	Frank D. Yeary		Management	For	For
2.	Advisory Vote to Approve Named Executive Officer Compensation.			Management	For	For
3.	Advisory Vote on the Frequency of the Stockholder Advisory Vote to Approve Named Executive Officer Compensation.			Management	1 Year	1 Year
4.	Ratification of the Appointment of PricewaterhouseCoopers LLP as Our Independent Auditor for 2022.			Management	For	For
5.	Stockholder Proposal ? Special Shareholder Meeting Improvement.			Shareholder	Against	Against
The transaction of such other business as may properly come before the meeting.

Coinbase Global, Inc.
Security			19260Q107		Meeting Type	Annual
Ticker Symbol			COIN		Meeting Date	1-Jun-22
Record Date			8-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Frederick E. Ehrsam III		Management	For	For
	1.02	Tobias Lütke		Management	For	For
	1.03	Fred Wilson		Management	For	For
2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2022.			Management	For	For
3.	Advisory vote on the compensation of our named executive officers.			Management	For	For
4.	Advisory vote on the frequency of future advisory votes on the compensation of our named executive officers.			Management	3 Years	3 Years
The transaction of such other business as may properly come before the meeting.

Taiwan Semiconductor Manufacturing Company Limited
Security			874039100		Meeting Type	Annual
Ticker Symbol			TSM		Meeting Date	8-Jun-22
Record Date			8-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	To accept 2021 Business Report and Financial Statements			Management	For	For
2.	To revise the Articles of Incorporation			Management	For	For
3.	To revise the Procedures for Acquisition or Disposal of Assets			Management	For	For
4.	To approve the issuance of employee restricted stock awards for year 2022			Management	For	For

MercadoLibre, Inc.
Security			58733R102		Meeting Type	Annual
Ticker Symbol			MELI		Meeting Date	8-Jun-22
Record Date			12-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Richard Sanders (Class II)		Management	For	For
	1.02	Emiliano Calemzuk (Class III)		Management	For	For
	1.03	Marcos Galperin (Class III)		Management	For	For
	1.04	Andrea Mayumi Petroni Merhy (Class III)		Management	For	For
2.	To approve, on an advisory basis, the compensation of our named executive officers for fiscal year 2021.			Management	For	For
3.
Ratification of the appointment of Pistrelli, Henry Martin y Asociados S.R.L., a member firm of Ernst & Young Global Limited as our independent registered public accounting firm for the fiscal year ending December 31, 2022.
				Management	For	For
The transaction of such other business as may properly come before the meeting.

Sonder Holdings Inc.
Security			83542D102		Meeting Type	Annual
Ticker Symbol			SOND		Meeting Date	6-Jun-22
Record Date			12-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Class I directors to serve until the 2025 annual meeting od stockholders and until their successors are duly elected and qualified.			Management	For	For
	1.01	Francis Davidson		Management	For	For
	1.02	Nabeel Hyatt		Management	For	For
2.	Ratification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm for Sonder Holdings Inc. for the fiscal year ending December 31, 2022.			Management	For	For
3.
Amendment of Sonder Holdings Inc.'s Amended and Restated Certificate of Incorporation to increase the number of shares of authorized common stock, par value $0.0001 per share, from 400,000,000 shares to 2,250,000,000 shares, and to make a corresponding change to the number of authorized shares of General Common Stock and of capital stock.
				Management	Against	For
The transaction of such other business as may properly come before the meeting.

Block, Inc.
Security			852234103		Meeting Type	Annual
Ticker Symbol			SQ		Meeting Date	14-Jun-22
Record Date			21-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Class I Directors			Management	For	For
	1.01	Jack Dorsey		Management	For	For
	1.02	Paul Deighton		Management	For	For
2.	ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.			Management	For	For
3.	ADVISORY VOTE ON THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.			Management	1 Year	1 Year
4.	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2022.			Management	For	For
5.	STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REGARDING A CHANGE IN STOCKHOLDER VOTING.			Shareholder	Against	Against
The transaction of such other business as may properly come before the meeting.

Robinhood Markets, Inc.
Security			770700102		Meeting Type	Annual
Ticker Symbol			HOOD		Meeting Date	22-Jun-22
Record Date			25-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Class I Directors			Management	For	For
	1.01	Paula Loop		Management	For	For
	1.02	Dara Treseder		Management	For	For
	1.03	Robert Zoellick		Management	For	For
2.	To approve, on an advisory basis, the frequency of future say-on-pay votes			Management	1 Year	1 Year
3.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022			Management	For	For
Such other business as may properly come before the annual meeting and any adjournments or postponement thereof.

Marathon Digital Holdings, Inc.
Security			565788106		Meeting Type	Annual
Ticker Symbol			MARA		Meeting Date	24-Jun-22
Record Date			26-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of two (2) Class II Directors for a three-year term expiring in 2025:			Management	For	For
	1.01	Georges Antoun		Management	For	For
	1.02	Jay Leupp		Management	For	For
2.	The ratification of the appointment of Marcum LLP, as the Company's independent registered certified public accountant for the fiscal year ended December 31, 2022.			Management	For	For
3.	The transaction of such other business as may properly come before the meeting.			Management	For	For

Bitfarms Ltd.
Security			09173B107		Meeting Type	Annual
Ticker Symbol			BITF		Meeting Date	21-Jun-22
Record Date			28-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Emiliano Joel Grodzki		Management	For	For
	1.02	Nicolas Bonta		Management	For	For
	1.03	Brian Howlett		Management	For	For
	1.04	Pierre Seccareccia		Management	For	For
	1.05	Andres Finkielsztain		Management	For	For
2.	Appointment of PricewaterhouseCoopers LLP as Auditor of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.			Management	For	For

Hut 8 Mining Corp.
Security			44812T102		Meeting Type	Annual
Ticker Symbol			HUT		Meeting Date	16-Jun-22
Record Date			29-Apr-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Bill Tai		Management	For	For
	1.02	Joseph Flinn		Management	For	For
	1.03	Jaime Leverton		Management	For	For
	1.04	K. Alexia Hefti		Management	For	For
	1.05	Rick Rickersten		Management	For	For
2.
Ratification and appointment of Raymond Chabot Grant Thornton LLP, Chartered Professional Accountants, as auditors of the Corporation for the ensuing year and authorizing the board of directors of the Corporation to fix their remuneration, as further described in the management information circular of the Corporation dated April 29, 2022.
				Management	For	For

ARGO BLOCKCHAIN PLC
Security			040126104		Meeting Type	Annual
Ticker Symbol			ARBK		Meeting Date	29-Jun-22
Record Date			31-May-22
Item		Proposal		Type	Vote	Management Recommendation
Ordinary Resolutions
1.	To receive the audited accounts of the Group for the financial period ended 31 December 2021.			Management	For	For
2.	To approve the directors? remuneration report for the financial period ended 31 December 2021.			Management	For	For
3.	To reappoint Alex Appleton as a director of the Company.			Management	For	For
4.	To reappoint Sarah Gow as a director of the Company.			Management	For	For
5.	To reappoint Maria Perrella as a director of the Company.			Management	For	For
6.	To reappoint Raghav Chopra as a director of the Company.			Management	For	For
7.	To reappoint PKF Littlejohn LLP as auditors of the Company.			Management	For	For
8.	To authorise the directors to fix the auditors? remuneration.			Management	For	For
9.	To approve the 2022 Equity Incentive Plan.			Management	For	For
10.	To authorise the directors to allot shares.			Management	For	For
Special Resolutions
11.	To disapply pre-emption rights up to 5% of the issued share capital.			Management	For	For
12.	To disapply pre-emption rights up to a further 5% of the issued share capital in connection with an acquisition or capital investment.			Management	For	For
13.	That a general meeting of the Company, other than an annual general meeting, may be called on not less than 14 clear days? notice.			Management	For	For
14.	To authorise the Company generally and unconditionally to make market purchases of ordinary shares.			Management	For	For

Riot Blockchain, Inc.
Security			767292105		Meeting Type	Annual
Ticker Symbol			RIOT		Meeting Date	27-Jul-22
Record Date			31-May-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Director			Management	For	For
	1.01	Hubert Marleau		Management	For	For
2.	Ratification of the appointment of Marcum LLP as the Company's independent registered public accounting firm.			Management	For	For
3.	Approval, on an advisory basis, of the compensation of the Named Executive Officers as disclosed in the Proxy Statement.			Management	For	For
4.	Approval to amend the Articles of Incorporation of Riot Blockchain, Inc. to increase the number of shares of common stock authorized for issuance.			Management	For	For
5.	Approval of the Third Amendment to the Riot Blockchain, Inc. 2019 Equity Incentive Plan to increase the number of shares reserved for issuance.			Management	For	For
The transaction of such other business as may properly come before the meeting.

Tesla, Inc.
Security			88160R101		Meeting Type	Annual
Ticker Symbol			TSLA		Meeting Date	4-Aug-22
Record Date			6-Jun-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors:			Management	For	For
	1.01	Ira Ehrenpreis		Management	For	For
	1.02	Kathleen Wilson-Thompson		Management	For	For
2.	Tesla proposal for adoption of amendments to certificate of incorporation to reduce director terms to two years.			Management	For	For
3.	Tesla proposal for adoption of amendments to certificate of incorporation and bylaws to eliminate applicable supermajority voting requirements.			Management	For	For
4.	Tesla proposal for adoption of amendments to certificate of incorporation to increase the number of authorized shares of common stock by 4,000,000,000 shares.			Management	For	For
5.	Tesla proposal to ratify the appointment of independent registered public accounting firm.			Management	For	For
6.	Stockholder proposal regarding proxy access.			Shareholder	Against	Against
7.	Stockholder proposal regarding annual reporting on anti-discrimination and harassment efforts.			Shareholder	Against	Against
8.	Stockholder proposal regarding annual reporting on Board diversity.			Shareholder	Against	Against
9.	Stockholder proposal regarding reporting on employee arbitration.			Shareholder	Against	Against
10.	Stockholder proposal regarding reporting on lobbying.			Shareholder	Against	Against
11.	Stockholder proposal regarding adoption of a freedom of association and collective bargaining policy.			Shareholder	Against	Against
12.	Stockholder proposal regarding additional reporting on child labor.			Shareholder	Against	Against
13.	Stockholder proposal regarding additional reporting on water risk.			Shareholder	Against	Against

Bit Digital, Inc
Security			G1144A105		Meeting Type	Annual
Ticker Symbol			BTBT		Meeting Date	29-Jul-22
Record Date			7-Jun-22
Item		Proposal		Type	Vote	Management Recommendation
1.	Election of Directors			Management	For	For
	1.01	Zhaohui Deng		Management	For	For
	1.02	Erke Huang		Management	For	For
	1.03	Ichi Shih		Management	For	For
	1.04	Yan Xiong		Management	For	For
	1.05	Brock Pierce		Management	For	For
2.	To authorize the Board of Directors to effect a reverse stock split.			Management	For	For
3.	To approve and adopt amended and restated versions of the Company?s memorandum and articles of association.			Management	For	For
The transaction of such other business as may properly come before the meeting.

Twitter, Inc.
Security			90184L102		Meeting Type	Annual
Ticker Symbol			TWTR		Meeting Date	13-Sep-22
Record Date			22-Jul-22
Item		Proposal		Type	Vote	Management Recommendation
1.
To adopt the Agreement and Plan of Merger (as it may be amended from time to time, the "Merger Agreement") dated as of April 25, 2022, by and among X Holdings I, Inc., X Holdings II, Inc., Twitter, Inc., and, solely for the purposes of certain provisions of the merger agreement, Elon R. Musk.
				Management	For	For
2.	To approve, on a non-binding, advisory basis, the compensation that will or may become payable by Twitter to its named executive officers in connection with the merger.			Management	For	For
3.
To approve any proposal to adjourn the special meeting, from time to time, to a later date or dates, if necessary or appropriate, to solicit additional proxies if there are insufficient votes to adopt the Merger Agreement at the time of the Special Meeting.
				Management	For	For
The transaction of such other business as may properly come before the meeting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volt ETF Trust

/s/ Tad Park
By:	Tad Park President and Principal Executive Officer

Date:	August 25, 2022